Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2024
Registrant Name	dei_EntityRegistrantName	JANUS INVESTMENT FUND
CIK	dei_EntityCentralIndexKey	0000277751
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Dec. 27, 2024
Effective Date	dei_DocumentEffectiveDate	Dec. 30, 2024
Prospectus Date	rr_ProspectusDate	Oct. 28, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A